Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Mar. 31, 2024	Dec. 31, 2023
Non-current assets
Intangible assets and goodwill	€ 31,324	€ 28,347
Property, plant and equipment	238,430	236,782
Right-of-use assets	40,595	41,843
Other assets	1,679	1,702
Deferred tax assets	521	1,194
Total non-current assets	312,548	309,868
Current assets
Assets held for sale	1,896	2,419
Inventories	26,207	24,801
Trade receivables	14,644	14,326
Contract assets	2,538	2,758
Other financial assets	3,803	2,661
Prepaid expenses and other assets	22,820	23,763
Current tax assets	5,826	5,201
Cash and cash equivalents	300,152	402,452
Total current assets	377,885	478,381
Total assets	690,433	788,249
Equity
Issued capital	26,917	26,879
Capital reserve	2,056,654	2,056,110
Accumulated deficit	(1,636,534)	(1,565,981)
Other comprehensive income	(123)	(67)
Total equity	446,913	516,941
Non-current liabilities
Lease liabilities	35,553	36,819
Contract liabilities	40,035	48,100
Total non-current liabilities	75,588	84,919
Current liabilities
Lease liabilities	5,088	5,005
Trade and other payables	18,457	48,033
Provisions	54,462	37,400
Other liabilities	42,615	50,717
Income taxes payable	519	654
Contract liabilities	46,790	44,580
Total current liabilities	167,932	186,389
Total liabilities	243,520	271,308
Total equity and liabilities	€ 690,433	€ 788,249